Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2011	$ 98,912	$ 176,638	$ 119,465	$ (2,493)	$ (54,006)	$ 338,516
Net Income	0	0	37,534	0	0	37,534
Change in other comprehensive income (loss), net of tax	0	0	0	4,051	0	4,051
Cash dividend declared	0	0	(24,621)	0	0	(24,621)
Purchase of treasury stock						0
Sale of treasury stock	0	(2,144)	0	0	5,057	2,913
Stock based compensation expense	0	405	0	0	0	405
Balance at Dec. 31, 2012	98,912	174,899	132,378	1,558	(48,949)	358,798
Net Income	0	0	39,812	0	0	39,812
Change in other comprehensive income (loss), net of tax	0	0	0	(15,361)	0	(15,361)
Stock options and related tax benefits	15	61	0	0	(40)	36
Cash dividend declared	0	0	(24,758)	0	0	(24,758)
Purchase of treasury stock						0
Sale of treasury stock	0	(2,194)	0	0	5,102	2,908
Stock based compensation expense	0	378	0	0	0	378
Balance at Dec. 31, 2013	98,927	173,144	147,432	(13,803)	(43,887)	361,813
Net Income	0	0	44,193	0	0	44,193
Change in other comprehensive income (loss), net of tax	0	0	0	9,294	0	9,294
Stock options and related tax benefits	18	113	0	0	0	131
Cash dividend declared	0	0	(24,880)	0	0	(24,880)
Purchase of treasury stock	0	0	0	0	(282)	(282)
Sale of treasury stock	0	(1,229)	0	0	4,079	2,850
Stock based compensation expense	0	325	0	0	0	325
Balance at Dec. 31, 2014	$ 98,945	$ 172,353	$ 166,745	$ (4,509)	$ (40,090)	$ 393,444